Warrant derivative liability (Warrant activity) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant derivative liability
Number of Warrants, Outstanding at Beginning	992,392	817,489	992,392
Number of Warrants, Exercisable at Beginning	992,392	817,489	992,392
Number of Warrants, Exercised	(174,903)		174,903
Number of Warrants, Outstanding at Ending			817,489	992,392
Number of Warrants, Exercisable at Ending		817,489	817,489	992,392
Average Exercise Price, Outstanding at Beginning	$ 1.00	$ 1.00	$ 1.00
Average Exercise Price, Exercisable at Beginning	$ 1.00	1.00	1.00
Average Exercise Price, Exercised			1.00
Average Exercise Price, Outstanding at Ending			1.00	$ 1.00
Average Exercise Price, Exercisable at Ending		$ 1.00	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Contractual Term in Years, Granted			0 years
Weighted Average Remaining Contractual Contractual Term in Years, Outstanding		2 years 5 months 9 days	2 years 3 months 4 days	3 years 3 months 4 days
Weighted Average Remaining Contractual Contractual Term in Years, Exercisable		1 year 3 months 4 days